Accrued expenses (Details) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2024 USD ($) vessel $ / shares	Dec. 31, 2023 USD ($)
Payables and Accruals [Abstract]
Accrued interest	$ 5,453	$ 1,318
Cash distributions payable	1,756	0
Accrued operating expenses	1,525	724
Other accrued expenses	488	489
Total	$ 9,222	$ 2,531
Number of vessels delivered | vessel	6
Dividends payable (in USD per share) | $ / shares	$ 0.04